Other liabilities and tax payable - other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Payables for buy-back agreements, current	€ 1,181	€ 2,210
Accrued expenses and deferred income, current	569	769
Indirect tax payables, current	701	501
Payables to personnel, current	898	1,008
Social security payables, current	279	258
Amounts due to customers for contract work, current	35	83
Service contract liability, current	603	621
Other, current	1,483	1,338
Total Other liabilities, current	5,749	6,788
Non-current
Payables for buy-back agreements, non-current	0	0
Accrued expenses and deferred income, non-current	535	674
Indirect tax payables, non-current	92	14
Payables to personnel, non-current	1	15
Social security payables, non-current	6	4
Amounts due to customers for contract work, non-current	0	0
Service contract liability, non-current	1,400	1,530
Other, non-current	95	189
Total Other liabilities, non-current	2,129	2,426
Total
Payables for GDP and buy-back agreements	1,181	2,210
Accrued expenses and deferred income	1,104	1,443
Indirect tax payables	793	515
Payables to personnel	899	1,023
Social security payables	285	262
Construction contract liabilities	35	83
Service contract liability	2,003	2,151
Other	1,578	1,527
Total Other liabilities	€ 7,878	€ 9,214